IFRS 7 Disclosure (Structural Interest Rate Sensitivity Measures) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
100 bps increase [Member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ (2,515)	$ (2,489)
NII Sensitivity	790	720
100 bps decrease [Member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	2,092	1,914
NII Sensitivity	(860)	$ (983)
Canada [member] | 100 bps increase [Member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(957)
NII Sensitivity	400
Canada [member] | 100 bps decrease [Member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	865
NII Sensitivity	(441)
United States [member] | 100 bps increase [Member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(1,558)
NII Sensitivity	390
United States [member] | 100 bps decrease [Member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,227
NII Sensitivity	$ (419)